Expense Example, No Redemption - FidelityLimitedTermMunicipalIncomeFund-AMCIZPRO - FidelityLimitedTermMunicipalIncomeFund-AMCIZPRO - Fidelity Limited Term Municipal Income Fund	Mar. 01, 2023 USD ($)
Fidelity Advisor Limited Term Municipal Income Fund - Class A
Expense Example, No Redemption:
1 Year	$ 330
3 Years	463
5 Years	608
10 Years	1,032
Fidelity Advisor Limited Term Municipal Income Fund - Class C
Expense Example, No Redemption:
1 Year	132
3 Years	418
5 Years	726
10 Years	1,406
Fidelity Advisor Limited Term Municipal Income Fund - Class M
Expense Example, No Redemption:
1 Year	329
3 Years	443
5 Years	568
10 Years	933
Fidelity Advisor Limited Term Municipal Income Fund - Class I
Expense Example, No Redemption:
1 Year	31
3 Years	111
5 Years	200
10 Years	461
Fidelity Advisor Limited Term Municipal Income Fund - Class Z
Expense Example, No Redemption:
1 Year	26
3 Years	80
5 Years	141
10 Years	$ 318